Supplemental disclosure of cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Compensatory shares	$ 693	$ 1,003
Constrained earn-out receivable on sale of assets	$ 2,000	$ 0